SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 5,303	$ 2,826
Allowance for doubtful accounts
Total	$ 5,303	$ 2,826